Leases - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 702,453	$ 1,358,342
Operating lease liabilities - current	246,809	551,384
Operating lease liabilities - non-current	409,703	882,617
Total operating lease liabilities	$ 656,512	$ 1,434,001
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3 years 3 months
Weighted average discount rate	7.90%